Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees, Disclosures about Guarantees (Details) - Cleco Power [Member] - Financial Guarantee [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 106.5
On-balance sheet guarantees, expected termination dates [Abstract]
Guarantor Obligations, Current Carrying Value	$ 0.0	$ 3.8